NOTE 7: PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	$ 127,060
Amortization	(327,059)	$ (123,474)	$ (103,372)
Impairment	196,252	0	0
Property and equipment, ending	797,423	127,060
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	146,825	46,598	15,000
Expenditures		100,227	31,598
Adoption of IFRS 16	324,972
Acquisition of Sun Valley	556,355
Additions	429,367
Impairment	(196,252)
Write off	(275,546)
Property and equipment, ending	985,721	146,825	46,598
Cost | Right of use Empower clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Expenditures		0	0
Adoption of IFRS 16	324,972
Acquisition of Sun Valley	0
Additions	23,006
Impairment	(79,125)
Write off	(245,847)
Property and equipment, ending	23,006	0	0
Cost | Right of use Sun Valley clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Expenditures		0	0
Adoption of IFRS 16	0
Acquisition of Sun Valley	431,544
Additions	0
Impairment	0
Write off	0
Property and equipment, ending	431,544	0	0
Cost | Right of use CBD extraction facility
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Expenditures		0	0
Adoption of IFRS 16	0
Acquisition of Sun Valley	0
Additions	402,533
Impairment	0
Write off	0
Property and equipment, ending	402,533	0	0
Cost | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	28,360	26,598	15,000
Expenditures		1,762	11,598
Adoption of IFRS 16	0
Acquisition of Sun Valley	32,952
Additions	3,828
Impairment	(2,610)
Write off	(25,750)
Property and equipment, ending	36,780	28,360	26,598
Cost | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	118,465	20,000	0
Expenditures		98,465	20,000
Adoption of IFRS 16	0
Acquisition of Sun Valley	91,859
Additions	0
Impairment	(114,517)
Write off	(3,949)
Property and equipment, ending	91,858	118,465	20,000
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	(19,765)	(10,470)	(6,602)
Adoption of IFRS 16	(196,479)
Amortization	(247,600)	(9,295)	(3,868)
Write off	275,546
Property and equipment, ending	(188,298)	(19,765)	(10,470)
Accumulated Amortization | Right of use Empower clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Adoption of IFRS 16	(196,479)
Amortization	(57,991)	0	0
Write off	245,847
Property and equipment, ending	(8,623)	0	0
Accumulated Amortization | Right of use Sun Valley clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Adoption of IFRS 16	0
Amortization	(107,265)	0	0
Write off	0
Property and equipment, ending	(107,265)	0	0
Accumulated Amortization | Right of use CBD extraction facility
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Adoption of IFRS 16	0
Amortization	(31,307)	0	0
Write off	0
Property and equipment, ending	(31,307)	0	0
Accumulated Amortization | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	(19,765)	(10,470)	(6,602)
Adoption of IFRS 16	0
Amortization	(13,164)	(9,295)	(3,868)
Write off	25,750
Property and equipment, ending	(7,179)	(19,765)	(10,470)
Accumulated Amortization | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0	0
Adoption of IFRS 16	0
Amortization	(37,873)	0	0
Write off	3,949
Property and equipment, ending	(33,924)	0	0
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	127,060	36,128
Property and equipment, ending	797,423	127,060	36,128
Carrying Amount | Right of use Empower clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0
Property and equipment, ending	14,383	0	0
Carrying Amount | Right of use Sun Valley clinics
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0
Property and equipment, ending	324,279	0	0
Carrying Amount | Right of use CBD extraction facility
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	0	0
Property and equipment, ending	371,226	0	0
Carrying Amount | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	8,595	16,128
Property and equipment, ending	29,601	8,595	16,128
Carrying Amount | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	118,465	20,000
Property and equipment, ending	$ 57,934	$ 118,465	$ 20,000